INVESTMENT SECURITIES (Schedule of Sales and Realized Gains) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Gross Sales			$ 22,845,000	$ 29,317,000	$ 41,861,000		$ 34,615,000	$ 38,523,000
Gross Gains			1,385,000	303,000	1,489,000	[1]	680,000	943,000
Gross Losses			(94,000)		(233,000)
Net Gains	41,000	27,000	1,291,000	303,000	1,256,000		680,000	943,000
Called Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Gains					$ 12,000

[1]	Gross gains for 2013 also include approximately $12,000 in gains on called debt securities.